INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014 Number		Mar. 31, 2013 Number
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	14		21
Sale of Underlying Operating Partnership	4		3
Partnership Proceeds from Disposition (in dollars)	$ 2,586,909	[1]	$ 608,520	[2]
Gain on Disposition (in dollars)	2,331,584		863,845
Series Seven [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	0		0
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition (in dollars)	0	[1]	0	[2]
Gain on Disposition (in dollars)	0		0
Series Nine [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	2		5
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition (in dollars)	81,372	[1]	215,680	[2]
Gain on Disposition (in dollars)	81,372		215,680
Series Ten [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	4		1
Sale of Underlying Operating Partnership	1		0
Partnership Proceeds from Disposition (in dollars)	250,276	[1]	67,526	[2]
Gain on Disposition (in dollars)	250,276		67,526
Series Eleven [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	0		1
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition (in dollars)	115,336	[1]	0	[2]
Gain on Disposition (in dollars)	13,811		101,525
Series Twelve [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	6		1
Sale of Underlying Operating Partnership	2		1
Partnership Proceeds from Disposition (in dollars)	784,434	[1]	160,100	[2]
Gain on Disposition (in dollars)	784,434		160,100
Series Fourteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	2		13
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition (in dollars)	1,355,491	[1]	165,214	[2]
Gain on Disposition (in dollars)	$ 1,201,691		$ 319,014

[1]	Partnership proceeds from disposition include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.
[2]	Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.